Restatement of previously issued consolidated financial statements - Disclosure of detailed Information about restatement of consolidated statement of cash flows (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statement of cash flows
Net cash used in operating activities	$ (2,781,840)	$ 524,038	$ (5,385,742)
Net cash from financing activities	415,998	1,397,390	$ 4,372,083
Previously stated [Member]
Consolidated statement of cash flows
Net cash used in operating activities		(386,099)
Net cash from financing activities	$ 0	$ (2,307,527)